Components of Net Investment Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 443.0	$ 480.0	$ 520.1
Investment expenses	(15.4)	(13.5)	(11.9)
Net investment income	427.6	466.5	508.2
Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	351.2	384.2	418.6
Fixed maturities | U.S. government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	49.8	58.0	80.8
Fixed maturities | State and local government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	51.1	60.0	65.4
Fixed maturities | Corporate debt securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	107.5	106.7	84.3
Fixed maturities | Residential mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	16.1	18.6	21.7
Fixed maturities | Commercial mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	82.2	83.4	99.1
Fixed maturities | Other asset-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	20.3	24.5	21.8
Fixed maturities | Redeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	24.2	33.0	45.5
Equity securities | Nonredeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	43.8	57.7	70.6
Equity securities | Common equities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	44.9	35.7	27.3
Short-term investments | Other Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 3.1	$ 2.4	$ 3.6